SCHEDULE OF NUMBER AND WEIGHTED AVERAGE EXERCISE PRICES OF SHARE OPTIONS (Details)	5 Months Ended	7 Months Ended	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Aug. 03, 2022 shares $ / shares	Dec. 31, 2022 shares
Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Outstanding, End of year	10,407,044		10,407,044
Stock option plan [member]
IfrsStatementLineItems [Line Items]
Issued			2,600,000
Stock option plan [member] | Prior Consolidation Basis [Member] | North american nickel inc [member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	2,995,794	3,010,919	3,010,919
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares		$ 1.35
Cancelled/expired		(15,125)
Weighted Average Exercise Price, Cancelled/expired | $ / shares		$ 6.00
Outstanding, End of year		2,995,794
Weighted Average Exercise Price, Outstanding at End of year | $ / shares		$ 1.33
Stock option plan [member] | Prior Consolidation Basis [Member] | Premium nickel resources corporation [member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	8,375,000	5,775,000	5,775,000
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares		$ 0.52
Outstanding, End of year		8,375,000
Weighted Average Exercise Price, Outstanding at End of year | $ / shares		$ 1.13
Issued		2,600,000
Weighted Average Exercise Price, Issued | $ / shares		$ 2.49
Stock option plan [member] | Post-consolidation basis [member]
IfrsStatementLineItems [Line Items]
Outstanding, beginning of year	2,995,794
Weighted Average Exercise Price, Outstanding at beginning of year | $ / shares	$ 1.33
Outstanding, End of year	10,407,044	2,995,794	10,407,044
Weighted Average Exercise Price, Outstanding at End of year | $ / shares	$ 1.10
Issued	8,827,250
Weighted Average Exercise Price, Issued | $ / shares	$ 1.16
Options exercised	(1,416,000)
Weighted Average Exercise Price, Options Exercised | $ / shares	$ 0.46